CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000	100,000
Common stock, par value (in dollars per share)	$ 0.006	$ 0.006	$ 0.006
Common stock, shares authorized	180,000,000	180,000,000	180,000,000
Common stock, shares issued	29,284,819	27,704,340	25,523,216
Common stock, shares outstanding	29,284,819	27,704,340	25,523,216
Series C Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,200	1,200	1,200
Preferred stock, shares issued	1,020	1,020	1,200
Preferred stock, shares outstanding	1,020	1,020	1,200
Preferred Stock, liquidation preference, value	$ 5,100	$ 5,100
Series D Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	220	220
Preferred stock, shares issued	60	170	0
Preferred stock, shares outstanding	60	170	0
Preferred Stock, liquidation preference, value	$ 300	$ 850